Expected Credit Losses on Financial Assets and Reconciliation of carrying amount (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	R$ 229,197,214
Financial assets at end of period	321,697,974	R$ 229,197,214
Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	100,218,376	77,959,473
Financial Assets, Acquisitions (Settlements) During Period	13,594,840	22,763,620
Financial Assets, Business Combination During Period		1,284,947
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	(2,409,392)	(2,295,553)
Stage 1 to Stage 3	(309,919)	(198,592)
Stage 2 to Stage 1	877,225	711,412
Stage 3 To Stage 1	254	44
Decrease through write-off, financial assets	0	(6,975)
Financial assets at end of period	111,971,384	100,218,376
Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	2,786,201	1,328,709
Financial Assets, Acquisitions (Settlements) During Period	(889,100)	(86,385)
Financial Assets, Business Combination During Period		3,042
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	2,409,392	2,295,553
Stage 2 to Stage 1	(877,225)	(711,412)
Stage 2 to Stage 3	(125,622)	(33,246)
Stage 3 to Stage 2	815	142
Decrease through write-off, financial assets	0	(10,202)
Financial assets at end of period	3,304,461	2,786,201
Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	237,130	19,319
Financial Assets, Acquisitions (Settlements) During Period	(80,484)	(11,034)
Financial Assets, Business Combination During Period		18,083
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets		198,592
Stage 1 to Stage 3	309,919
Stage 2 to Stage 1		(44)
Stage 2 to Stage 3	125,622	(142)
Stage 3 To Stage 1	(254)
Stage 3 to Stage 2	(815)	33,246
Decrease through write-off, financial assets	(184,349)	(20,890)
Financial assets at end of period	406,769	237,130
Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	103,241,707	79,307,501
Financial Assets, Acquisitions (Settlements) During Period	12,625,256	22,666,202
Financial Assets, Business Combination During Period		1,306,072
Decrease through write-off, financial assets	184,349	38,068
Financial assets at end of period	115,682,614	103,241,707
On-balance exposures [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	91,894,479	73,200,175
Financial Assets, Acquisitions (Settlements) During Period	14,310,953	19,093,545
Financial Assets, Business Combination During Period		1,082,998
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	(2,108,966)	(1,800,466)
Stage 1 to Stage 3	(309,713)	(193,066)
Stage 2 to Stage 1	710,801	518,241
Stage 3 To Stage 1	253	27
Decrease through write-off, financial assets	0	6,975
Financial assets at end of period	104,497,807	91,894,479
On-balance exposures [Member] | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	2,202,931	1,073,170
Financial Assets, Acquisitions (Settlements) During Period	(566,369)	(111,875)
Financial Assets, Business Combination During Period		2,734
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	2,108,966	1,800,466
Stage 2 to Stage 1	(710,801)	(518,241)
Stage 2 to Stage 3	(125,492)	(33,238)
Stage 3 to Stage 2	810	117
Decrease through write-off, financial assets	0	10,202
Financial assets at end of period	2,910,045	2,202,931
On-balance exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	231,590	19,319
Financial Assets, Acquisitions (Settlements) During Period	(80,172)	(11,003)
Financial Assets, Business Combination During Period		18,004
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets		193,066
Stage 1 to Stage 3	309,713
Stage 2 to Stage 1		(27)
Stage 2 to Stage 3	125,492	(117)
Stage 3 To Stage 1	(253)
Stage 3 to Stage 2	(810)	33,238
Decrease through write-off, financial assets	184,349	20,890
Financial assets at end of period	401,211	231,590
On-balance exposures [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	94,329,000	74,292,664
Financial Assets, Acquisitions (Settlements) During Period	13,664,412	18,970,668
Financial Assets, Business Combination During Period		1,103,736
Decrease through write-off, financial assets	184,349	38,068
Financial assets at end of period	107,809,063	94,329,000
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	43,693,837	35,150,599
Financial Assets, Acquisitions (Settlements) During Period	9,557,073	8,543,238
Financial Assets, Business Combination During Period
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 To Stage 1	0	0
Decrease through write-off, financial assets
Financial assets at end of period	53,250,910	43,693,837
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	43,693,837	35,150,599
Financial Assets, Acquisitions (Settlements) During Period	9,557,073	8,543,238
Financial Assets, Business Combination During Period		0
Decrease through write-off, financial assets	0	0
Financial assets at end of period	53,250,910	43,693,837
Financial assets at amortised cost, category [member] | Securities [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	6,861,493	9,275,027
Financial Assets, Acquisitions (Settlements) During Period	(4,011,385)	(2,413,534)
Financial Assets, Business Combination During Period
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 To Stage 1	0	0
Decrease through write-off, financial assets
Financial assets at end of period	2,850,108	6,861,493
Financial assets at amortised cost, category [member] | Securities [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	6,861,493	9,275,027
Financial Assets, Acquisitions (Settlements) During Period	(4,011,385)	(2,413,534)
Financial Assets, Business Combination During Period		0
Decrease through write-off, financial assets	0	0
Financial assets at end of period	2,850,108	6,861,493
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	14,891,781	7,606,501
Financial Assets, Acquisitions (Settlements) During Period	7,167,720	7,285,280
Financial Assets, Business Combination During Period
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 To Stage 1	0	0
Decrease through write-off, financial assets
Financial assets at end of period	22,059,501	14,891,781
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	14,891,781	7,606,501
Financial Assets, Acquisitions (Settlements) During Period	7,167,720	7,285,280
Financial Assets, Business Combination During Period		0
Decrease through write-off, financial assets	0	0
Financial assets at end of period	22,059,501	14,891,781
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	26,447,368	21,168,048
Financial Assets, Acquisitions (Settlements) During Period	1,597,545	5,678,561
Financial Assets, Business Combination During Period		1,082,998
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	(2,108,966)	(1,800,466)
Stage 1 to Stage 3	(309,713)	(193,066)
Stage 2 to Stage 1	710,801	518,241
Stage 3 To Stage 1	253	27
Decrease through write-off, financial assets	0	6,975
Financial assets at end of period	26,337,288	26,447,368
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	2,202,931	1,073,170
Financial Assets, Acquisitions (Settlements) During Period	(566,369)	(111,875)
Financial Assets, Business Combination During Period		2,734
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	2,108,966	1,800,466
Stage 2 to Stage 1	(710,801)	(518,241)
Stage 2 to Stage 3	(125,492)	(33,238)
Stage 3 to Stage 2	810	117
Decrease through write-off, financial assets	0	10,202
Financial assets at end of period	2,910,045	2,202,931
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	231,590	19,319
Financial Assets, Acquisitions (Settlements) During Period	(80,172)	(11,003)
Financial Assets, Business Combination During Period		18,004
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets		193,066
Stage 1 to Stage 3	309,713
Stage 2 to Stage 1		(27)
Stage 2 to Stage 3	125,492	(117)
Stage 3 To Stage 1	(253)
Stage 3 to Stage 2	(810)	33,238
Decrease through write-off, financial assets	184,349	20,890
Financial assets at end of period	401,211	231,590
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	28,881,889	22,260,537
Financial Assets, Acquisitions (Settlements) During Period	951,004	5,555,684
Financial Assets, Business Combination During Period		1,103,736
Decrease through write-off, financial assets	184,349	38,068
Financial assets at end of period	29,648,544	28,881,889
Off-Balance Exposures [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	8,323,897	4,759,298
Financial Assets, Acquisitions (Settlements) During Period	(716,113)	3,670,075
Financial Assets, Business Combination During Period		201,949
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	(300,426)	(495,087)
Stage 1 to Stage 3	(206)	(5,526)
Stage 2 to Stage 1	166,424	193,171
Stage 3 To Stage 1	1	17
Decrease through write-off, financial assets	0	0
Financial assets at end of period	7,473,577	8,323,897
Off-Balance Exposures [Member] | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	583,270	255,539
Financial Assets, Acquisitions (Settlements) During Period	(322,731)	25,490
Financial Assets, Business Combination During Period		308
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	300,426	495,087
Stage 2 to Stage 1	(166,424)	(193,171)
Stage 2 to Stage 3	(130)	(8)
Stage 3 to Stage 2	5	25
Decrease through write-off, financial assets	0	0
Financial assets at end of period	394,416	583,270
Off-Balance Exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	5,540	0
Financial Assets, Acquisitions (Settlements) During Period	(312)	(31)
Financial Assets, Business Combination During Period		79
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets		5,526
Stage 1 to Stage 3	206
Stage 2 to Stage 1		(17)
Stage 2 to Stage 3	130	(25)
Stage 3 To Stage 1	(1)
Stage 3 to Stage 2	(5)	8
Decrease through write-off, financial assets	0	0
Financial assets at end of period	5,558	5,540
Off-Balance Exposures [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	8,912,707	5,014,837
Financial Assets, Acquisitions (Settlements) During Period	(1,039,156)	3,695,534
Financial Assets, Business Combination During Period		202,336
Decrease through write-off, financial assets	0	0
Financial assets at end of period	R$ 7,873,551	R$ 8,912,707